Document And Entity Information	Aug. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2026
Entity Registrant Name	BioStem Technologies, Inc.
Entity Central Index Key	0001658678
Entity Emerging Growth Company	true
Entity File Number	001-42292
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	27-0400416
Entity Address, Address Line One	2836 Center Port Circle
Entity Address, City or Town	Pompano Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33064
City Area Code	(954)
Local Phone Number	380-8342
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	BSEM
Security Exchange Name	NASDAQ